Document and Entity Information	Dec. 03, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001601485
Document Type	8-K
Document Period End Date	Dec. 03, 2024
Entity Registrant Name	Elicio Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39990
Entity Tax Identification Number	11-3430072
Entity Address, Address Line One	451 D Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(857)
Local Phone Number	209-0050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ELTX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false